UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06669

Name of Fund: BlackRock Capital Appreciation Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Capital Appreciation Fund, Inc., 40 East 52nd Street, New York, NY 10022

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2011

Date of reporting period: 12/31/2010

Item 1	–	Schedule of Investments

Schedule of Investments December 31, 2010 (Unaudited)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace & Defense — 2.4%
The Boeing Co.	735,800	$48,018,308
General Dynamics Corp.	773,700	54,901,752

		102,920,060

Air Freight & Logistics — 2.1%
United Parcel Service, Inc. - Class B	1,243,700	90,267,746

Airlines — 2.6%
Delta Air Lines, Inc.(a)	6,362,100	80,162,460
United Continental Holdings, Inc.(a)(b)	1,305,600	31,099,392

		111,261,852

Auto Components — 0.6%
Johnson Controls, Inc.	693,100	26,476,420

Automobiles — 2.0%
Ford Motor Co.(a)	2,571,800	43,180,522
General Motors Co.(a)	1,217,000	44,858,620

		88,039,142

Beverages — 2.4%
The Coca-Cola Co.	1,549,354	101,901,013

Biotechnology — 1.7%
Alexion Pharmaceuticals, Inc.(a)	463,100	37,302,705
Dendreon Corp.(a)	1,036,300	36,187,596

		73,490,301

Capital Markets — 0.8%
Jefferies Group, Inc.(b)	1,313,300	34,973,179

Chemicals — 1.8%
Ecolab, Inc.	605,400	30,524,268
Monsanto Co.	667,000	46,449,880

		76,974,148

Communications Equipment — 4.9%
F5 Networks, Inc.(a)	348,300	45,334,728
Juniper Networks, Inc.(a)	656,600	24,241,672
QUALCOMM, Inc.	2,873,300	142,199,617

		211,776,017

Computers & Peripherals — 7.1%
Apple, Inc.(a)	763,958	246,422,292
NetApp, Inc.(a)	1,135,000	62,379,600

		308,801,892

Construction & Engineering — 0.9%
Fluor Corp.	588,700	39,007,262

Diversified Financial Services — 1.3%
Moody’s Corp.(b)	2,043,250	54,227,855

Diversified Telecommunication Services — 1.0%
Verizon Communications, Inc.	1,244,500	44,528,210

Energy Equipment & Services — 3.2%
Halliburton Co.	904,900	36,947,067
Schlumberger Ltd.	1,238,217	103,391,120

		140,338,187

Food & Staples Retailing — 1.3%
Whole Foods Market, Inc.(a)(b)	1,133,300	57,333,647

Health Care Providers & Services — 2.7%
Express Scripts, Inc.(a)	1,352,200	73,086,410
Lincare Holdings, Inc.	1,678,600	45,036,838

		118,123,248

Health Care Technology — 1.2%
Cerner Corp.(a)(b)	548,000	51,917,520

Hotels, Restaurants & Leisure — 4.7%
Ctrip.com International Ltd. - ADR(a)	1,142,800	46,226,260
Las Vegas Sands Corp.(a)(b)	1,378,800	63,355,860
Starbucks Corp.	1,681,680	54,032,378
Starwood Hotels & Resorts Worldwide, Inc.	675,090	41,031,970

		204,646,468

Household Durables — 0.8%
Stanley Black & Decker, Inc.	532,100	35,581,527

Household Products — 3.0%
The Procter & Gamble Co.	2,042,186	131,373,825

Internet & Catalog Retail — 3.4%
Amazon.com, Inc.(a)	593,940	106,909,200
NetFlix, Inc.(a)(b)	235,700	41,412,490

		148,321,690

Internet Software & Services — 5.3%
Akamai Technologies, Inc.(a)	711,600	33,480,780
Baidu, Inc. - ADR(a)	387,800	37,434,334
Google, Inc. - Class A(a)	264,954	157,374,727

		228,289,841

IT Services — 1.7%
Accenture Plc	455,300	22,077,497
Cognizant Technology Solutions Corp. - Class A(a)	726,400	53,237,856

		75,315,353

Life Sciences Tools & Services — 2.5%
Covance, Inc.(a)(b)	897,000	46,114,770
Illumina, Inc.(a)(b)	1,004,800	63,644,032

		109,758,802

Machinery — 6.7%
Caterpillar, Inc.	268,500	25,147,710
Danaher Corp.(b)	2,377,844	112,162,902
Joy Global, Inc.	525,800	45,613,150
PACCAR, Inc.	1,531,100	87,915,762
Terex Corp.(a)	658,528	20,440,709

		291,280,233

Media — 1.3%
The Walt Disney Co.	1,554,800	58,320,548

Metals & Mining — 2.1%
Agnico-Eagle Mines Ltd.	244,600	18,760,820

Portfolio Abbreviation

ADR	American Depositary Receipts

BLACKROCK CAPITAL APPRECIATION FUND, INC.	DECEMBER 31, 2010	1

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Metals & Mining (concluded)
Freeport-McMoRan Copper & Gold, Inc.	608,837	$73,115,235

		91,876,055

Multiline Retail — 3.0%
Kohl’s Corp.(a)	1,010,368	54,903,397
Target Corp.	1,286,900	77,381,297

		132,284,694

Oil, Gas & Consumable Fuels — 4.5%
Anadarko Petroleum Corp.	1,351,700	102,945,472
Massey Energy Co.	1,701,726	91,297,600

		194,243,072

Pharmaceuticals — 1.1%
Allergan, Inc.	686,000	47,107,620

Professional Services — 1.4%
Manpower, Inc.	940,400	59,019,504

Semiconductors & Semiconductor Equipment — 4.4%
Broadcom Corp. - Class A	1,138,967	49,602,013
Cree, Inc.(a)(b)	918,700	60,533,143
Lam Research Corp.(a)	804,017	41,632,000
Micron Technology, Inc.(a)	4,649,530	37,289,231

		189,056,387

Software — 9.8%
Check Point Software Technologies Ltd.(a)(b)	1,755,315	81,200,872
Microsoft Corp.	2,876,542	80,313,053
Oracle Corp.	2,211,500	69,219,950
Red Hat, Inc.(a)	1,435,600	65,535,140
Salesforce.com, Inc.(a)	615,209	81,207,588
VMware, Inc. - Class A(a)	536,400	47,691,324

		425,167,927

Specialty Retail — 1.8%
The Home Depot, Inc.	1,493,300	52,355,098
Urban Outfitters, Inc.(a)	689,300	24,683,833

		77,038,931

Wireless Telecommunication Services — 0.7%
NII Holdings, Inc.(a)	676,100	30,194,626

Total Long-Term Investments (Cost — $3,182,205,748) — 98.2%		4,261,234,802

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.17%(c)(d)	43,332,980	43,332,980

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series,
0.44%(c)(d)(e)	$243,232	243,231,850

Total Short-Term Securities (Cost — $286,564,830) — 6.6%		286,564,830

Total Investments (Cost — $3,468,770,578*) — 104.8%		4,547,799,632
Liabilities in Excess of Other Assets — (4.8)%		(206,252,670)

Net Assets — 100.0%		$4,341,546,962

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$3,485,602,416

Gross unrealized appreciation	$1,082,513,525
Gross unrealized depreciation	(20,316,309)

Net unrealized appreciation	$1,062,197,216

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2010	Net Activity	Shares/ Beneficial Interest Held at December 31, 2010	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	13,327,636	30,005,344	43,332,980	$489	$26,631
BlackRock Liquidity Series, LLC Money Market Series	$378,305,550	$(135,073,700)	$243,231,850	—	$148,211

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

2	BLACKROCK CAPITAL APPRECIATION FUND, INC.	DECEMBER 31, 2010

Schedule of Investments (concluded)

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments[1]	$4,261,234,802	—	—	$4,261,234,802
Short-Term Securities	43,332,980	$243,231,850	—	286,564,830

Total	$4,304,567,782	$243,231,850	—	$4,547,799,632

[1]	See above Schedule of Investments for values in each industry.

BLACKROCK CAPITAL APPRECIATION FUND, INC.	DECEMBER 31, 2010	3

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Capital Appreciation Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Capital Appreciation Fund, Inc.

Date: February 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Capital Appreciation Fund, Inc.

Date: February 25, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Capital Appreciation Fund, Inc.

Date: February 25, 2011